Income tax and contribution - Schedule of Reconciliation of the effective income tax rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ (2,340,930)	R$ (722,367)	R$ (4,213,208)
Tax rate effect of tax losses	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 795,916	R$ 245,605	R$ 1,432,491
Adjustments to determine the effective rate:
Result from investments not taxed abroad	298,972	100,586	0
Unrecorded benefit on tax losses and temporary differences	(1,189,039)	(700,826)	(1,593,326)
Mark to market of convertible instruments	(8,584)	176,737	281,932
Permanent differences	43,764	154,669	(116,876)
Rate differential	(24,377)	(29,189)	0
Others	(4,932)	(5,960)	(4,221)
Income tax and social contribution credit (expense)	39,526	0	0
Deferred income tax and social contribution	(39,526)	0	0
Income tax and social contribution credit (expense)	(39,526)	0	0
Income tax and social contribution credit	R$ 0	R$ 0	R$ 0
Effective rate	(1.70%)	0.00%	0.00%